Income Taxes - Reconciliation of U.S. Statutory Income Tax Rate to Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal deduction	(2.80%)	6.60%	0.70%
Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits	(10.30%)	37.40%	(11.60%)
Change in valuation allowance	(0.50%)	3.80%	1.60%
Non-deductible expenses	1.30%	(4.30%)	0.30%
Goodwill impairment		(92.00%)
Tax rate change	0.10%	5.50%	0.70%
Tax impact of certain significant transactions	1.10%
Tax benefit relating to foreign derived intangible income and U.S. manufacturer's deduction	0.40%	14.20%	(4.40%)
R&D tax credit	(2.20%)	4.80%	(1.10%)
Share-based compensation	(0.20%)	(1.00%)	(0.20%)
Net uncertain tax positions, including interest and penalties	2.90%	56.90%	1.80%
U.S. tax reform			0.10%
Switzerland tax reform and certain restructuring transactions		40.90%	(35.80%)
Other	(0.10%)	(2.50%)	(0.10%)
Effective income tax rate	10.70%	91.30%	(27.00%)